Revenue (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three months ended
	March 31, 2018	March 31, 2017
	(in thousands)

Top client	$65,818	$104,682
Clients 2-5	164,301	90,265
Clients 6-10	98,539	55,341
Clients 11-25	117,271	70,364
Other	174,196	111,302

Total	$620,125	$431,954